Acquisition (Details 1)	Dec. 31, 2020 USD ($)
Business Combinations [Abstract]
Cash	$ 4,644
Inventories	1,425,080
Amount due from a related party	151,362
Property and equipment, net	5,873
Other assets	21,641
Total assets	1,608,600
Less: Total liabilities	0
Total purchase consideration	$ 1,608,600